Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Credit Suisse Securities (USA) LLC (“CSS”)

Column Financial, Inc. (“CF”)

Credit Suisse Commercial Mortgage Securities Corp. (together with CSS and CF, the “Company”)

11 Madison Avenue, 4th Floor

New York, NY 10010

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Bank of America, N.A., BofA Securities, Inc., Morgan Stanley & Co. LLC, Morgan Stanley Bank N.A., and Morgan Stanley Mortgage Capital Holdings LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to CSMC 2019-ICE4, Commercial Mortgage Pass-Through Certificates, Series 2019-ICE4 (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by a sixty four (64) properties, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure

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that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of May 9, 2019.
•	The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”:
o	CSMC 2019-ICE4 – Accounting Tape.xlsx
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided to us by the Company, related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	The phrase “Recalculation,” as used hereinafter, refers to a recomputation using the Specified Attributes included in the Final Data File.
•	The phrase “SEFF Assets” as used hereinafter, refers to the four assets listed in the Final Data File as Gaston, Destrehan, Sandston (Corrugated) and Cordele.
•	The phrase “Master Leased Properties” refers to the all of assets in the Final Data File, excluding the SEFF Assets.
•	The phrase “Total Portfolio Value, Upon Completion” refers to the Total Portfolio Value, Upon Completion as defined in the Appraisal Report (defined below).

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	2

•	The phrases “Cost to Complete”, “Excess Land Value” and “Depreciated Value of Racking” refers to the Cost to Complete, Excess Land Value and Depreciated Value of Racking amounts, respectively, as defined in an Appraisal Report (as defined below) for each Master Leased Property and SEFF Asset.
•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “ICE3 Annex” refers to the CSMC 2017-ICE3 Annex, which was referenced for information relating to prior securitizations.
•	The phrase “Customer File” refers to the customer file, which was referenced for information relating to the largest customers.
•	The phrase “Engineering Report” refers to the signed property condition assessment document.
•	The phrase “Environmental Report” refers to the signed phase I and phase II (if applicable) environmental documents.
•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
•	The phrase “Ground Lease” refers to the signed ground lease agreement, and/or any assumptions or riders thereof.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.
•	The phrase “Title Policy” refers to the signed title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From May 6, 2019 through May 16, 2019 the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed certain Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”), (ii) recalculated certain Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”) or (iii) were instructed by the Company to assume certain Specified Attributes set forth in the Final Data File were accurate, and therefore we did not perform any compare and agree or recalculation procedures (the “Company Provided Attributes”). The procedures with respect to the Compared Attributes and Recalculated Attributes were applied as indicated in Exhibit A. The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, the underlying attributes were compared and agreed to

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the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A, were considered to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

May 16, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	4

CSMC 2019-ICE4 Commercial Mortgage Pass-Through Certificates, Series 2019-ICE4

Exhibits

Exhibit A –Loan File Review Procedures

Exhibit B – Recalculation Methodology

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CSMC 2019-ICE4, Commercial Mortgage Pass-Through Certificates, Series 2019-ICE4	Exhibit A

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	No.	None - Company Provided	None
2	Property Name	None - Company Provided	None
3	Street Address	Appraisal Report	None
4	City	Appraisal Report	None
5	State	Appraisal Report	None
6	Zip Code	Appraisal Report	None
7	Year Built	Appraisal Report	None
8	Total SF	Appraisal Report	None
9	Temperature-Controlled Cubic Feet	Appraisal Report	None
10	Temperature-Controlled SF	Appraisal Report	None
11	Pallets	Appraisal Report	None
12	Property Type	Appraisal Report	None
13	Property Sub-Type	None – Company Provided	None
14	Ownership Interest	Title Policy	None
15	Original Allocated Mortgage Loan Amount ($)	Loan Agreement	None
16	Cut-Off Date Allocated Mortgage Loan Amount ($)	Recalculation	$.01
17	Cut-Off Date Loan Amount Per Total SF	Recalculation	$.01
18	Percentage of Cut-Off Date Loan Amount	Recalculation	None
19	Maturity Allocated Mortgage Loan Amount ($)	Recalculation	$.01
20	Addit Debt Permitted (Y/N)	Loan Agreement	None
21	Addit Debt Exist (Y/N)	Loan Agreement	None
22	Spread (%)	Loan Agreement	None
23	Index	Loan Agreement	None
24	Master & Primary Servicing Fee Rate	Fee Schedule	None
25	Trustee & Paying Agent Fee	Fee Schedule	None
26	Operating Advisor Fee	Fee Schedule	None
27	CREFC Fee	Fee Schedule	None
28	Admin. Fee	Recalculation	None
29	Net Mortgage Rate	Recalculation	None
30	Amortization Type	Loan Agreement	None
31	Accrual Type	Loan Agreement	None
32	Annual Debt Service	Recalculation	$.01
33	Monthly Debt Service	Recalculation	$.01
34	I/O Period	Recalculation	None
35	Term	Recalculation	None
36	Rem. Term	Recalculation	None
37	Amort. Term	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	6

CSMC 2019-ICE4, Commercial Mortgage Pass-Through Certificates, Series 2019-ICE4	Exhibit A

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
38	Seasoning	Recalculation	None
39	CutOff Date	None – Company Provided	None
40	Payment Date	Recalculation	None
41	Grace Period (Late Payment)	Loan Agreement	None
42	Grace Period (Default)	Loan Agreement	None
43	Note Date	Loan Agreement	None
44	First Payment Date	Loan Agreement	None
45	Maturity Date	Loan Agreement	None
46	Extended Maturity Date	Loan Agreement	None
47	Original String(FN)	Loan Agreement	None
48	As-Is Appraised Date	Appraisal Report	None
49	Fee Simple Appraised Value ($)	Appraisal Report	None
50	Leased Fee Appraised Value ($)	Recalculation	None
51	Portfolio Cut-off As-Is LTV	Recalculation	0.1%
52	Environmental Phase I Report Date	Environmental Report	None
53	Phase II Performed	Environmental Report	None
54	Engineering Report Date	Engineering Report	None
55	Seismic Zone 3 or 4 (Y/N)	Engineering Report	None
56	Seismic Report Date	Seismic Report	None
57	PML %	Seismic Report	None
58	Occupancy	None - Company Provided	None
59	2016 EGI	Underwriting File	$1.00
60	2016 Expenses	Underwriting File	$1.00
61	2016 NOI	Underwriting File	$1.00
62	2017 EGI	Underwriting File	$1.00
63	2017 Expenses	Underwriting File	$1.00
64	2017 NOI	Underwriting File	$1.00
65	2018 EGI	Underwriting File	$1.00
66	2018 Expenses	Underwriting File	$1.00
67	2018 NOI	Underwriting File	$1.00
68	TTM Jan. 2019 EGI	Underwriting File	$1.00
69	TTM Jan. 2019 Expenses	Underwriting File	$1.00
70	TTM Jan. 2019 NOI	Underwriting File	$1.00
71	Sponsor Budget EGI	Underwriting File	$1.00
72	Sponsor Budget Expenses	Underwriting File	$1.00
73	Sponsor Budget NOI	Underwriting File	$1.00
74	Sponsor Stabilized Budget EGI	Underwriting File	$1.00
75	Sponsor Stabilized Budget Expenses	Underwriting File	$1.00
76	Sponsor Stabilized Budget NOI	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	7

CSMC 2019-ICE4, Commercial Mortgage Pass-Through Certificates, Series 2019-ICE4	Exhibit A

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
77	UW EGI	Underwriting File	$1.00
78	UW Expenses	Underwriting File	$1.00
79	UW NOI	Underwriting File	$1.00
80	Portfolio UW NOI Debt Yield	Recalculation	0.1%
81	UW NCF	Underwriting File	$1.00
82	Portfolio UW NCF Debt Yield	Recalculation	0.1%
83	Portfolio UW NCF DSCR	Recalculation	0.01x
84	Largest Customer	Customer File	None
85	2nd Largest Customer	Customer File	None
86	3rd Largest Customer	Customer File	None
87	Prior Securitizations	ICE3 Annex	None
88	Final As Is Appraised Value Including FF&E	Appraisal Report	None
89	Excess Land	Appraisal Report	None
90	Depreciated FF&E	Appraisal Report	None

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CSMC 2019-ICE4, Commercial Mortgage Pass-Through Certificates, Series 2019-ICE4	Exhibit B

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
16	Cut-Off Date Allocated Mortgage Loan Amount ($)	Set equal to Allocated Mortgage Loan Amount ($).
17	Cut-Off Date Loan Amount Per Total SF	Quotient of (i) Allocated Mortgage Loan Amount ($) and (ii) Total SF.
18	Percentage of Cut-Off Date Loan Amount	Quotient of (i) Allocated Mortgage Loan Amount ($) and the (ii) aggregate Allocated Mortgage Loan Amount ($).
19	Maturity Allocated Mortgage Loan Amount ($)	Set equal to Allocated Mortgage Loan Amount ($).
28	Admin. Fee	Sum of (i) Master & Primary Servicing Fee Rate, (ii) Trustee & Paying Agent Fee, (iii) Operating Advisor Fee, and (iv) CREFC Fee.
29	Net Mortgage Rate	Sum of (i) Assumed LIBOR and (ii) Spread %, less (iii) Admin. Fee.
32	Annual Debt Service	Product of (i) Allocated Mortgage Loan Amount ($) multiplied by the sum of (ii) Assumed LIBOR, (iii) Spread %, and (iv) Accrual Type (365/360).
33	Monthly Debt Service	Quotient of (i) Annual Debt Service and (ii) 12.
34	I/O Period	Count of the number of monthly payments, from and inclusive of (i) First Payment Date, to and including (ii) Maturity Date.
35	Term	Count of the number of monthly payments, from and inclusive of (i) First Payment Date, to and including (ii) Maturity Date.
36	Rem. Term	Difference of (i) Term and (ii) Seasoning.
37	Amort. Term	Set equal to zero.
38	Seasoning	Set equal to zero.
40	Payment Date	The day of the (i) First Payment Date.
50	Leased Fee Appraised Value ($)

A calculation in which the Final As Is Appraised Value Including FF&E of each of the 60 Master Leased Properties was weighted by:

i)                   Calculating the pro rata share of the total Final As Is Appraised Value Including FF&E (excluding the total Final As Is Appraised Value Including FF&E of the SEFF Assets);

ii)                 The resulting factor was then multiplied by the Total Portfolio Value, Upon Completion (as defined in the Appraisal Report) of $3,302,021,857; and

iii)               The resulting value of each individual property was then adjusted by adding the Excess Land Value and subtracting the Cost to Complete and the Depreciated Value of Racking, as defined in each individual appraisal.

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CSMC 2019-ICE4, Commercial Mortgage Pass-Through Certificates, Series 2019-ICE4	Exhibit B

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
51	Portfolio Cut-off As-Is LTV	Quotient of the aggregate (i) Allocated Mortgage Loan Amount ($) and the aggregate (ii) Leased Fee Appraisal Value ($).
80	Portfolio UW NOI Debt Yield	Quotient of the (i) UW NOI and the aggregate (ii) Allocated Mortgage Loan Amount ($).
82	Portfolio UW NCF Debt Yield	Quotient of the (i) UW NCF and the aggregate (ii) Allocated Mortgage Loan Amount ($).
83	Portfolio UW NCF DSCR	Quotient of the (ii) UW NCF and the (ii) Annual Debt Service.

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